License Agreements (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 22, 2019	Apr. 05, 2016	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development			$ 8,395	$ 3,854	$ 24,186	$ 13,218	$ 17,379	$ 10,111
MGH | License Agreement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial license payment										$ 100
Reimbursement of prior patent prosecution expenses									$ 300
Sale of stock, number of shares issued in transaction (in shares)		358,674
Clinical and regulatory milestone payments		$ 8,600
Commercial milestone payments		$ 18,000
Royalty rate, maximum reduction		50.00%
Expiration period		10 years
LakePharma | License Agreement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development	$ 300